Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Interbank Market Debt (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 156,035	R$ 174,862
Financial bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 43,589	65,433
Financial bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	2.76%
Financial bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	29.34%
Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 4,205	7,635
Real estate credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	1.65%
Real estate credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	11.83%
Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 14,285	21,204
Agribusiness credit bills [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	1.39%
Agribusiness credit bills [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	14.30%
Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 11,029	4,320
Guaranteed real state notes [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	2.62%
Guaranteed real state notes [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	9.43%
Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 71,470	64,622
Import and export financing [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
Import and export financing [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	9.60%
On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 11,457	11,648
On-lending - domestic [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	0.00%
On-lending - domestic [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of interest on interbank market debt	18.00%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 94,921	105,239
Current [member] | Financial bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	21,898	20,829
Current [member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	2,600	6,194
Current [member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	10,166	14,543
Current [member] | Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	437
Current [member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	56,148	59,810
Current [member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	3,672	3,863
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	61,114	69,623
Non-current [member] | Financial bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	21,691	44,604
Non-current [member] | Real estate credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	1,605	1,441
Non-current [member] | Agribusiness credit bills [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	4,119	6,661
Non-current [member] | Guaranteed real state notes [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	10,592	4,320
Non-current [member] | Import and export financing [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	15,322	4,812
Non-current [member] | On-lending - domestic [member]
Disclosure Of Repurchase Agreements [Line Items]
Interbank market funds	R$ 7,785	R$ 7,785